Inventory - Schedule of Inventory (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials		$ 71,484	$ 49,232
Finished goods		1,761,668	1,319,993
Reserve for obsolescence		(145,690)
Total inventory	$ 1,123,261	$ 1,687,462	$ 1,242,486